Short Sales and Derivatives - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Notional amount	$ 6,396.9	$ 4,783.5
Market value	204.3	203.3
Short sale and derivative obligations, holding company	126.2	234.3
Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	52.6	43.3
Market value	0.4	0.6
Short sale and derivative obligations, holding company	0.0	0.0
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	892.5	1,623.0
Market value	11.8	10.4
Short sale and derivative obligations, holding company	12.1	78.1
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	697.8	213.1
Market value	17.8	9.4
Short sale and derivative obligations, holding company	15.6	5.1
Equity and equity index call options
Disclosure of financial assets [line items]
Cost	0.4	16.2
Notional amount	8.2	1,104.4
Market value	3.9	12.8
Short sale and derivative obligations, holding company	0.0	0.0
Warrants
Disclosure of financial assets [line items]
Cost	64.8	6.5
Notional amount	607.1	32.2
Market value	73.7	6.5
Short sale and derivative obligations, holding company	0.0	0.0
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Cost	678.4	670.0
Notional amount	117,254.6	110,365.5
Market value	39.6	83.4
Short sale and derivative obligations, holding company	0.0	0.0
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	1,693.8	3,013.4
Market value	0.0	0.0
Short sale and derivative obligations, holding company	28.8	49.7
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	0.0	0.0
Market value	57.1	80.2
Short sale and derivative obligations, holding company	$ 69.7	$ 101.4